UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

152 West 57th Floor,                 New York, NY 10019

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

877-682-3742

Date of fiscal year end:

3/31

Date of reporting period: 9/30/11

Item 1.  Reports to Stockholders.

Nile Pan Africa Fund

Semi-Annual Report

September 30, 2011 (Unaudited)

Investor Information: 1-877-68-AFRICA (1-877-682-3742)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Nile Pan Africa Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Fellow Shareholder,

We are pleased to present you with the Nile Pan Africa Fund Semi Annual Report for 2011.

Fund Overview

In the six month period, the Nile Pan Africa Fund fell -21.37% for Class A shares (NAFAX), -21.70% for Class C shares (NAFCX) and -21.35% for Class I shares (NAFIX).  During the same time period, the MSCI Emerging Markets Index fell -23.45%, the MSCI Frontier Markets Index fell -12.31%, the Dow Jones Africa 50 Titans Index fell -19.16% and the S&P 500 Total Return Index fell -13.78%

From the Fund’s inception date through September 30th, 2011, the Nile Pan Africa Fund has decreased -4.89% annualized for Class A (NAFAX) and -5.68% annualized for Class C (NAFAX). During the same time period, the MSCI Emerging Markets Index decreased -6.43%, the MSCI Frontier Markets Index decreased -5.55%, the Dow Jones Africa 50 Titans Index decreased -8.74%, and the S&P 500 Total Return Index decreased -1.56% annualized.

The Fund continued to show low monthly correlation to the S&P 500 (0.79 since inception) as well as the MSCI Frontier Markets Index (0.60) potentially making it a strong addition to a globally diversified portfolio.

Global markets were challenged in the third quarter of 2011, as concerns over the impact of Europe’s debt woes spilled over into markets around the world.  This was particularly true in many emerging markets, including Africa, which saw significant declines as investors pared their exposure to risk.  In fact, although global markets are down year to date, the majority of this underperformance occurred in the third quarter of the year.

In particular, on a macroeconomic front this flight to quality has driven investors around the world to pare their currency risk and equity exposure, driving the dollar higher against most global currencies.

Portfolio Commentary

Although broadly challenged due to market volatility in the third quarter, the Nile Pan Africa Fund saw favorable returns from two of its energy sector holdings: Optimum Coal, and Tullow Oil.  Optimum, a South African firm, was up for the period as a result of an announced buyout. Tullow, which holds the majority of its assets in Ghana and Uganda, traded higher on news of a major oil find.

On the other hand, the most significant detraction came from the depreciation of the South African rand, which ended the six month period down 16.1%.  This shift occurred in tandem with the depreciation of many of the emerging world’s other currencies, with the Brazilian real and Russian ruble notably falling 12.2% and 11.8% respectively.  Among emerging market currencies, the rand is particularly liquid and does not face many of the capital controls we see in other parts of the globe.  As a result, the rand was heavily impacted by investors’ flight to quality.  Notably however, South Africa’s exchange finished the six month period down 18.4% in dollar terms, which means nearly all of the market’s performance was currency driven.

In addition, the performance of the Nigerian equity market detracted from the portfolio as concerns over economic risk and a possible currency devaluation weighed heavily on investors’ concern.  Finally, basic material stocks also traded lower on nervousness over prospects for diminished global growth in the short term.

Outlook

In recent months, global equity markets have experienced significant corrections.  Understandably, this has made many investors worried about future performance and volatility.  The European debt crisis, US credit rating downgrade and the potential risk of a Euro breakup have been major factors driving the market selloff, as uncertainty has driven investors to become more risk averse.  We believe this will pass.  We believe the high debt burdens in developed countries will be resolved through a combination of austerity measures, inflation, or default, along with policies to stimulate economic growth.  Any or all of the above measures may create short term market volatility.  In the long term, they may also lead to slower growth in the advanced developed economies.  On the other hand, emerging markets and much of Africa will seek to diversify their economies away from export driven policies to focus on strategies that boost domestic consumption.  Thus, consumer related stocks and companies that don’t depend on export market comprise our largest weighting, and are likely to remain the dominant theme going forward in our portfolio.

The extreme volatility experienced during the past six month period has created significant investment opportunities for both short term and long term returns.  We believe the long term investment case for Africa remains intact and that the recent market performance has created a good entry point for investors wishing to allocate to Africa.  Presently, most developed market investors have a low exposure to emerging markets and will continue to pursue a more global allocation to gain access to higher yielding assets and growth markets in order to compensate for the low return opportunities at home.

We believe managing risk is a key in achieving long term results; our investment process begins by assessing political risk and seeking markets where we see opportunity.  We then seek the most compelling companies in which to invest. We would like to thank you for the opportunity to manage your investment and for your confidence in our firm.  As always, we encourage you to contact us at info@nilefunds.com or (646) 367-2820 should you have any questions.

Thank you,

Larry Seruma

Portfolio Manager

Nile Pan Africa Fund

Nile Pan Africa Fund (NAFAX) September 2011 Performance

As of September 30, 2011.  Inception Date is April 28, 2010.

Fund Name	Six Months 9/30/2011	1 Year	Since Inception
Nile Pan Africa Fund (NAFAX) Without Load	-21.37%	-17.68%	-4.89%
Nile Pan Africa Fund (NAFAX) With Load	-25.88%	-22.42%	-8.77%
Dow Jones Africa Titans 50 Index	-19.16%	-14.77%	-8.74%
MSCI Emerging Markets Index	-23.45%	-16.15%	-6.43%
MSCI Frontier Markets Index	-12.31%	-10.50%	-5.55%
S&P 500 Total Return	-13.78%	1.14%	-1.56%

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above.  The maximum sales charge for Class A Shares is 5.75%. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 9.85% for Class A shares. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2012, to ensure that the Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired fund fees and expenses, borrowing costs, taxes and extraordinary expenses) will not exceed 2.50% for Class A subject to possible recoupment from the Fund in future years. Please review the Fund’s prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month-end, please call toll-free 1-877-68-AFRICA.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Nile Pan Africa Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-877-68-AFRICA. The prospectus should be read carefully before investing. The Nile Pan Africa Fund is distributed by Northern Lights Distributors, LLC member FINRA. Nile Capital Management, LLC is not affiliated with Northern Lights Distributors, LLC.

Mutual Funds involve risk, including possible loss of principal.  Because the Fund will invest the majority of its assets in African companies, it is highly dependent on the state of the African economy and the financial prospects of specific African companies.  Certain African markets are in only the earliest stages of development and may experience political and economic instability, capital market restrictions, unstable governments, weaker economies and less developed legal systems with fewer security holder rights.  Adverse changes in currency exchange rates may erode or reverse any potential gains from the Fund’s investments. ETF’s are subject to specific risks, depending on the nature of the underlying strategy of the fund. These risks could include liquidity risk, sector risk, as well as risks associated with fixed income securities, real estate investments, and commodities, to name a few. Non-diversification risk, as the Funds are more vulnerable to events affecting a single issuer. Investments in underlying funds that own small and mid-capitalization companies may be more vulnerable than larger, more established organizations.

Dow Jones Africa Titans 50 Index: Measures the stock performance of 50 leading companies that are headquartered or generate the majority of their revenues in Africa. Stocks are selected to the index by float-adjusted market capitalization, subject to screens for size and liquidity.

Standard Deviation: Measures the degree of variation of monthly returns around the mean (average) return. The higher the volatility of the investment returns, the higher the standard deviation will be.

Correlation: Measures how closely the investment tracks an index.

The S&P 500 Index: An unmanaged composite of 500 large capitalization companies.  The index is widely used by professional investors as a performance benchmark for large-cap stocks.

The MSCI Frontier Markets Index: A market-capitalization weighted index of frontier market country indices.

The MSCI Emerging Markets Index: A market-capitalization weighted index of emerging market country indices.

You cannot invest directly in an index.

2387-NLD-11/4/2011

Nile Pan Africa Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2011

Total Returns as of September 30, 2011

	Six Months	Since Inception*
Nile Pan Africa Fund:
Class A, Without Sales Load	(21.37)%	(4.89)%
Class A, With Sales Load** Class C Institutional Class	(25.88)% (21.70)% (21.35)%	(8.77)% (5.68)% (20.75)%
MSCI Frontier Markets Index (Since 4/28/10- Class A and Class C)	(12.31)%	(5.55)%
MSCI Frontier Markets Index (Since 11/3/10- Institutional Class)	(12.31)%	(14.44)%

_______________

  * Class A and Class C Shares commenced operations on April 28, 2010.  Institutional Class Shares commenced operations on November 3, 2010.

** Adjusted for initial maximum sales charge of 5.75%.

The MSCI Frontier Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of frontier markets. The MSCI Frontier Markets Index consists of the following 26 frontier market country indices: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Nigeria, Oman, Pakistan, Qatar, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Trinidad & Tobago, Ukraine, United Arab Emirates, and Vietnam.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 9.85%, 14.72% and 7.07% for Class A, Class C and the Institutional Class, respectively. For performance information current to the most recent month-end, please call 1-877-68-AFRICA (1-877-682-3742).

Portfolio Analysis (Unaudited)
As of September 30, 2011
Sector	% of Net Assets
Consumer, Non-cyclical	21.93%
Consumer, Cyclical	14.85%
Basic Materials	14.35%
Financial	12.40%
Diversified	10.66%
Energy	8.82%
Communications	4.40%
Industrial	4.04%
Technology	2.59%
Short-Term Investments	5.35%
Other Assets in Excess of Liabilities	0.61%
Total	100.00%

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2011
Shares		Market Value
	COMMON STOCK - 94.04%
	AGRICULTURE - 0.33%
400	British American Tobacco PLC	$ 33,892

	AUTO PARTS & EQUIPMENT - 2.38%
42,300	Invicta Holdings ltd.	241,946

	BANKS - 10.16%
134,598	Ghana Commercial Bank Ltd.	205,782
3,950,000	Guaranty Trust Bank PLC	317,930
22,500	Mauritius Commercial Bank	131,458
20,000	State Bank of Mauritius Ltd.	60,155
4,100,000	Zenith Bank PLC	318,704
		1,034,029
	BEVERAGES - 4.06%
121,786	Guiness Nigeria PLC	166,259
7,500	SABMiller PLC	247,004
		413,263
	COMPUTERS - 2.59%
222,522	Pinnacle Technology Holdings Ltd.	263,151

	DIVERSIFIED FINANCIAL SERVICES - 2.23%
32,000	African Bank Investments Ltd.	131,592
4,000	Capitec Bank Holdings Ltd.	95,703
		227,295
	ENGINEERING & CONSTRUCTION - 4.05%
90,000	Consolidated Infrastructure Group Ltd. *	100,937
8,700	Orascom Construction Industries	310,598
		411,535
	FOOD - 9.69%
459,981	Flour Mills of Nigeria PLC	171,575
155,300	Nestle Foods Nigeria PLC	390,074
25,000	Pioneer Foods Ltd.	183,805
17,000	Shoprite Holdings Ltd.	240,442
		985,896
	HEALTHCARE-SERVICES - 2.48%
105,000	Life Healthcare Group Holdings Ltd.	252,530

	HOLDING COMPANIES-DIVERSIFIED - 10.66%
70,974	AVI Ltd.	285,937
19,134	Barloworld Ltd.	143,944
11,500	Bidvest Group Ltd.	214,529
14,000	Tongaat Hulett Ltd.	160,502
1,332,816	UAC of Nigeria PLC	279,336
		1,084,248
	HOUSEHOLD PRODUCTS/WARES - 2.70%
1,458,660	PZ Cussons Nigeria PLC	274,281

	IRON/STEEL - 3.71%
301,000	Afferro Mining, Inc. *	249,298
2,400	Kumba Iron Ore Ltd.	127,668
		376,966
Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011
Shares		Market Value
	MEDIA - 1.94%
4,500	Naspers Ltd.	$ 196,811

	MINING - 10.64%
61,900	African Minerals Ltd. *	370,964
1,357	Anglo American PLC	47,268
1,860,000	Beacon Hill Resources PLC *	284,122
15,100	First Quantum Minerals Ltd.	202,797
53,000	Kalahari Minerals PLC *	176,827
		1,081,978
	OIL & GAS - 8.82%
196,700	Afren PLC *	249,749
7,500	Sasol Ltd.	304,500
16,753	Tullow Oil PLC	342,695
		896,944
	PHARMACEUTICALS - 2.66%
50,400	Egyptian International Pharmaceutical Industrial Co.	270,423

	RETAIL - 12.47%
20,500	Cashbuild Ltd.	262,968
6,100	CFAO SA	220,619
51,364	Famous Brands Ltd.	271,964
32,500	Mr. Price Group Ltd.	272,521
55,000	Woolworths Holdings Ltd.	239,881
		1,267,953
	TELECOMMUNICATIONS - 2.47%
15,200	MTN Group Ltd.	250,972

	TOTAL COMMON STOCK	9,564,113
	( Cost - $11,422,736)

	SHORT-TERM INVESTMENTS - 5.35%
544,401	AIM STIT-Treasury Portfolio, 0.02% +	544,401
	TOTAL SHORT-TERM INVESTMENTS	544,401
	( Cost - $544,401)

	TOTAL INVESTMENTS - 99.39%
	( Cost - $11,967,137) (a)	$ 10,108,514
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.61%	61,513
	NET ASSETS - 100.00%	$ 10,170,027

* Non-income producing security.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2011.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation	$ 63,883
	Unrealized Depreciation	(1,922,506)
	Net Unrealized Appreciation	$ (1,858,623)

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2011 (Unaudited)

Assets:
Investments in Securities at Market Value (identified cost $ 11,967,137)	$ 10,108,514
Foreign Currency (identified cost $111,024)	110,185
Dividends and Interest Receivable	13,094
Prepaid Expenses and Other Assets	53,746
Total Assets	10,285,539

Liabilities:
Payable for Securities Purchased	52,611
Accrued Advisory Fees	13,650
Accrued Distribution Fees	10,145
Other Accrued Liabilities	39,106
Total Liabilities	115,512

Net Assets (Unlimited shares of no par value interest authorized)	$ 10,170,027

Net Asset Value, Offering and Redemption Price Per Share
Class A Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 580,643 shares outstanding)	$ 5,401,565
Net Asset Value ($5,401,565/580,643 shares outstanding)	$ 9.30
Maximum Offering Price ($9.30/.9425)	$ 9.87

Class C Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 427,936 shares outstanding)	$ 3,935,060
Net Asset Value ($3,935,060/427,936 shares outstanding)	$ 9.20

Institutional Class Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 89,461 shares outstanding)	$ 833,402
Net Asset Value ($833,402/89,461 shares outstanding)	$ 9.32

Composition of Net Assets:
At September 30, 2011, Net Assets consisted of:
Paid-in-Capital	$ 12,537,256
Accumulated Net Investment Loss	(16,934)
Accumulated Net Realized Loss From Security Transactions
Foreign Currency Transactions	(490,875)
Net Unrealized Depreciation on
Investments and Foreign Translations	(1,859,420)
Net Assets	$ 10,170,027

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
STATEMENT OF OPERATIONS
September 30, 2011 (Unaudited)

Investment Income:
Dividend Income (net of $5,490 foreign taxes)	$ 111,041
Interest Income	121
Total Investment Income	111,162

Expenses:
Investment Advisory Fees	60,930
Registration & Filing Fees	25,295
Administration Fees	16,542
Distribution Fees - Class C	12,842
Transfer Agent Fees	12,251
Custody Fees	10,217
Fund Accounting Fees	8,250
Audit Fee	7,750
Insurance Expense	7,066
Distribution Fees - Class A	6,033
Printing Expense	4,008
Legal Fees	3,517
Trustees' Fees	2,006
Miscellaneous Expenses	783
Total Expenses	177,490
Less: Expenses waived and Reimbursed by Advisor	(63,046)
Net Expenses	114,444
Net Investment Loss	(3,282)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net Realized Loss on:
Investments	(486,925)
Foreign Currency Transactions	(27,343)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,039,966)
Foreign Currency Transactions	(761)
Net Realized and Unrealized Loss on Investments and Foreign Currency	(2,554,995)

Net Decrease in Net Assets Resulting From Operations	$ (2,558,277)

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
STATEMENT OF CHANGES IN NET ASSETS
September 30, 2011

	For the Six Months	For the Period
	Ended	Ended
	September 30, 2011	March 31, 2011*
	(Unaudited)
Operations:
Net Investment Income Loss	$ (3,282)	$ (29,916)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(514,268)	39,657
Net Change in Unrealized Appreciation (Depreciation) on Investments and
Foreign Currency Translations	(2,040,727)	181,307
Net Increase (Decrease) in Net Assets
Resulting From Operations	(2,558,277)	191,048

Beneficial Interest Transactions:
Class A:
Proceeds from Shares Issued ( 308,220 and 311,458 shares, respectively)	3,453,548	3,562,554
Cost of Shares Redeemed ( 33,375 and 14,660 shares, respectively)	(368,522)	(175,822)
Redemption Fees	9,065	2,516
Total Class A Transactions	3,094,091	3,389,248

Class C:
Proceeds from Shares Issued ( 438,073 and 62,427 shares, respectively)	4,999,290	699,570
Cost of Shares Redeemed ( 73,264 and 310 shares, respectively)	(740,349)	(3,641)
Redemption Fees	6,661	73
Total Class C Transactions	4,265,602	696,002

Class Inst Shares:
Proceeds from Shares Issued ( 33,491 and 55,970 shares. respectively)	340,931	650,000
Redemption Fees	1,382	-
Total Institutional Class Transactions	342,313	650,000

Net Increase in Net Assets Resulting From Benefical Interest Transactions	7,702,006	4,735,250

Net Increase in Net Assets	5,143,729	4,926,298

Net Assets:
Beginning of Period	5,026,298	100,000
End of Period	$ 10,170,027	$ 5,026,298

Accumulated Net Investment Loss at End of Period	$ (16,934)	$ (13,652)
_______
*Since April 28, 2010 (Commencement of Operations)

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
FINANCIAL HIGHLIGHTS CLASS A
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	For the Six Months		For the Period
	Ended		Ended
	September 30, 2011		March 31, 2011*
	(Unaudited)

Net Asset Value, Beginning of Period	$ 11.84		$ 10.00
Loss From Operations:
Net investment income (loss) (a)	0.02		(0.14)
Net gain (loss) from securities
(both realized and unrealized)	(2.58)		1.98
Total from operations	(2.56)		1.84
Redemption Fees	0.02		-	(d)

Net Asset Value, End of Period	$ 9.30		$ 11.84

Total Return (b)	(21.37)%		18.40%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 5,402		$ 3,622
Ratio to average net assets:
Expenses, Gross	4.18%	(c)	9.84%	(c)
Expenses, Net of Reimbursement	2.50%	(c)	2.50%	(c)
Net investment income (loss), Gross	2.01%	(c)	(8.61)%	(c)
Net investment income (loss), Net of Reimbursement	0.33%	(c)	(1.26)%	(c)
Portfolio turnover rate	70%	(e)	102%	(e)

__________
*Commencement of Operations was April 28, 2010.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c) Annualized.
(d) Amount less than $0.01.
(e) Not Annualized.

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
FINANCIAL HIGHLIGHTS CLASS C
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	For the Six Months		For the Period
	Ended		Ended
	September 30, 2011		March 31, 2011*
	(Unaudited)

Net Asset Value, Beginning of Period	$ 11.75		$ 10.00
Loss From Operations:
Net investment loss (a)	(0.04)		(0.22)
Net gain (loss) from securities
(both realized and unrealized)	(2.54)		1.97
Total from operations	(2.58)		1.75
Redemption Fees	0.03		-	(d)

Net Asset Value, End of Period	$ 9.20		$ 11.75

Total Return (b)	(21.70)%		17.50%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 3,935		$ 742
Ratio to average net assets:
Expenses, Gross	4.47%	(c)	14.71%	(c)
Expenses, Net of Reimbursement	3.25%	(c)	3.25%	(c)
Net investment income (loss), Gross	0.41%	(c)	(13.58)%	(c)
Net investment income (loss), Net of Reimbursement	(.81)%	(c)	(2.11)%	(c)
Portfolio turnover rate	70%	(e)	102%	(e)

__________
*Commencement of Operations was April 28, 2010.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c) Annualized.
(d) Amount less than $0.01.
(e) Not Annualized.

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
FINANCIAL HIGHLIGHTS INSTITUTIONAL CLASS
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	For the Six Months		For the Period
	Ended		Ended
	September 30, 2011		March 31, 2011*
	(Unaudited)

Net Asset Value, Beginning of Period	$ 11.85		$ 10.00
Loss From Operations:
Net investment gain (loss) (a)	0.05		(0.05)
Net gain (loss) from securities
(both realized and unrealized)	(2.60)		0.14
Total from operations	(2.55)		0.09
Redemption Fees	0.02		-	(d)

Net Asset Value, End of Period	$ 9.32		$ 11.85

Total Return (b)	(21.35)%		0.77%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 833		$ 663
Ratio to average net assets:
Expenses, Gross	3.99%	(c)	7.06%	(c)
Expenses, Net of Reimbursement	2.25%	(c)	2.25%	(c)
Net investment income (loss), Gross	2.58%	(c)	(5.74)%	(c)
Net investment income (loss), Net of Reimbursement	0.84%	(c)	(0.92)%	(c)
Portfolio turnover rate	70%	(e)	102%	(e)

__________
*Commencement of Operations was November 3, 2010
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c) Annualized.
(d) Amount less than $0.01.
(e) Not Annualized.

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund

NOTES TO FINANCIAL STATEMENTS

 September 30, 2011 (Unaudited)

1.

ORGANIZATION

Nile Pan Africa Fund (the “Fund”) is a series of shares of beneficial interest of the Nile Capital Investment Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2010.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is to seek capital appreciation.

The Fund currently offers Class A, Class C and Institutional Class shares.  Class C and Institutional Class shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class is subject to a 2.00% fee on shares redeemed within two years.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  Class A and Class C shares commenced operations on April 28, 2010.  Institutional Class shares commenced operations on November 3, 2010.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Nile Pan Africa Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$9,564,113	-	-	$9,564,113
Short-Term Investments	544,401	-	-	544,401
Total	$10,108,514	-	-	$10,108,514

             *Please refer to the Portfolio of Investments for industry classifications.

  There were no significant transfers between Level 1 and Level 2 during the current period presented.

  The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses)

Nile Pan Africa Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

from investments and foreign currency in the Statement of Operations.  For the six months ended September 30, 2011, the Fund had $74,515 of net realized losses on forward currency contracts.  At September 30, 2011, the Fund had no open forward currency contracts.

Concentration of Risk - Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2011 tax returns.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Nile Capital Management, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the six months ended September 30, 2011, the Adviser earned advisory fees of $60,930.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities

Nile Pan Africa Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until July 31, 2011, so that the total annual operating expenses of the Fund do not exceed 2.50% for Class A shares, 3.25% for Class C shares and 2.25% for Institutional Class shares average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the six months ended September 30, 2011, the Adviser waived/reimbursed expenses of $63,046. As of March 31, 2011, the total amount of expense reimbursement subject to recapture was $169,440, all of which will expire on March 31, 2014.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).  The Board of Trustees of the Nile Capital Investment Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% and 1.00% per year of its average daily net assets for Class A shares and Class C shares, respectively, for such distribution and shareholder service activities.  For the six months ended September 30, 2011, the Fund incurred distribution fees of $6,033 and $12,842 for Class A shares and Class C shares, respectively.

Trustees – Each Trustee who is not affiliated with the Trust or Adviser will receive a quarterly fee of $250, as well as reimbursement for any reasonable expenses incurred attending the meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended September 30, 2011 amounted to $11,878,725 and $4,577,823, respectively.

1.

TAX COMPONENTS OF CAPITAL

As of March 31, 2011, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation, accumulated net investment loss and accumulated net realized gain from security transactions are primarily attributable to the tax deferral of losses on wash sales, tax treatment of net short-term capital gains and the marked to market on passive foreign investment companies and open foreign currency exchange contracts.

Foreign currency losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $12,196 of foreign currency losses.

Permanent book and tax differences, primarily attributable to passive foreign investment company adjustments and realized foreign currency losses, resulted in reclassifications for the period ended March 31, 2011 as follows: a decrease in accumulated net investment loss of $16,264 and a decrease in accumulated net realized gain on investments and foreign currency transactions of $16,264.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending March 31, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-

Nile Pan Africa Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the March 31, 2012 annual report.

6.  REDEMPTION FEES

The Fund may assess a redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 2 years.  For the six months ended September 30, 2011, the Fund assessed $17,108 in redemption fees.

7.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Approval of the Investment Advisory Agreement - Nile Pan Africa Fund

In connection with the organizational meeting of the Board of Trustees (the “Board”) of Nile Capital Investment Trust (the “Trust”), held on March 8, 2010 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of a Management Agreement (the “Agreement”) between the Trust and Nile Capital Management, LLC (the “Adviser”), on behalf of the Nile Pan Africa Fund (the “Fund”).  The Board was advised by counsel of their duties and obligations under the federal securities laws with respect to approval of investment advisory contracts and the fact that in fulfilling their responsibilities to a fund and its shareholders, trustees must apply their business judgment to the question of whether the overall arrangements provided under the terms of the investment advisory contract are reasonable business arrangements for the fund.  The Board was also advised by counsel that they must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations.  They also discussed the specific factors trustees should consider in evaluating an investment advisory contract which include, but are not limited to, the following:  the investment performance of the fund and the investment adviser; the nature, extent and quality of the services provided by the investment adviser to the fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the fund; the extent to which economies of scale will be realized as the fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.  In considering the Agreement, the Board interviewed the Adviser and received materials specifically relating to the Agreement.  These materials included information on the investment performance of the Adviser with respect to its separately managed hedge fund; plans for monitoring compliance with the Fund’s investment limitations; the organization, history and financial condition of the Adviser and the experience of the Adviser’s personnel.

In its consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement include the following:

Nature, Extent and Quality of Services.  At the Meeting, the Board examined the nature, extent and quality of the services to be provided by the Adviser to the Fund.  A presentation was given by the Adviser regarding the Fund’s investment strategy and the Adviser’s experience with African related securities.  The Adviser’s representative discussed liquidity and pricing of certain African related securities and plans for monitoring compliance with the Fund’s investment limitations.  It was the consensus of the Trustees that they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Agreement.

Performance of the Adviser.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund; however, the Board, including the Independent Trustees, considered the performance of the Adviser’s separately managed hedge fund, and reviewed its performance results over the previous six years.  The Trustees concluded that the Adviser had the experience to deliver satisfactory investment performance for the Fund.

Fees and Expenses. The Trustees reviewed information regarding comparative fees charged by the Adviser to other accounts managed by the Adviser, as well as fees charged by advisers to a peer group of funds.  The Board discussed the contractual arrangement by which the Adviser agreed to reduce fees and absorb expenses of the Fund until at least July 31, 2011 to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired fund fees and expense, borrowing costs, taxes and extraordinary expenses) will not exceed 2.50%, 3.25% and 2.25% of the Fund’s average daily net assets for its Class A, Class C and Class I shares, respectively. It was the consensus of the Board that, based on the nature of the Fund’s investments in African related securities, and the Adviser’s unique experience and expertise in these types of investments and the fees charged by the Adviser to its hedge fund, the proposed management fee was reasonable.

Profitability. The Trustees discussed with the Adviser the expected profits to be realized by the Adviser based on expected asset levels, taking into consideration other benefits to the Adviser, such as the Rule 12b-1 fees to be paid to the Adviser.  It was the consensus of the Trustees that the Adviser would not be overly profitable based on initial estimates of costs and asset levels.

Economies of Scale. The Trustees concluded that, based on expected asset levels, the benefits derived from economies of scale were not relevant considerations at this time.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable, and unanimously approved the proposed Management Agreement.

Nile Pan Africa Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

                    September 30, 2011

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/11)	Ending Account Value (9/30/11)	Expense Ratio	Expenses Paid During the Period* (4/1/11 to 9/30/11)
Actual
Class A	$1,000.00	$786.31	2.50%	$11.16
Class C	$1,000.00	$782.98	3.25%	$14.49
Institutional Class	$1,000.00	$786.50	2.25%	$ 10.05
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,012.50	2.50%	$12.58
Class C	$1,000.00	$1,008.75	3.25%	$16.32
Institutional Class	$1,000.00	$1,013.75	2.25%	$11.33

   *Expenses Paid During Period are equal to average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE
FACTS		WHAT DOES NILE CAPITAL INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Nile Capital Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Nile Capital Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-877-682-3742

Who we are
Who is providing this notice?	Nile Capital Investment Trust
What we do
How does Nile Capital Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Nile Capital Investment Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Nile Capital Investment Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Nile Capital Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Nile Capital Investment Trust does not jointly market.

Investment Advisor

Nile Capital Management, LLC

152 West 57th Street, 32nd Floor

New York, NY 10019

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742).or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742).

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Peter A. Feinstein, David Friedenshohn and Karl E. White are considered audit committee financial experts (Financial Expert), as defined in Item 3 of Form N-CSR.  Each Financial Expert is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/Larry Seruma

       Larry Seruma, President

Date

12/9/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Larry Seruma

        Larry Seruma, President

Date

12/9/2011

By (Signature and Title)

/s/Robert Roach

       Robert Roach, Secretary, Treasurer, and CCO

Date

12/9/2011